Operating costs by nature - Summary of Detailed Information about Operating Costs by Nature Explanatory (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Operating Costs By Nature [Abstract]
End-user incentives	¥ 107,360	¥ 24,910
Employee benefit expenses	102,703	40,802
Promotion and advertising	10,403	3,597
Traveling, entertainment and general office expenses	8,249	3,125
Auditor's remuneration	7,066	0
VAT surcharges	6,839	6,089
Depreciation of right-of-use assets	6,697	3,540
Rental, facility and utilities	4,923	669
Bandwidth expenses and server custody costs	4,794	2,707
Payment processing cost	4,108	1,691
Online service costs	2,434	538
Professional service fee	1,365	203
Depreciation of property, plant and equipment	58	0
Others	645	171
Total operating costs	¥ 267,644	¥ 88,042